Loss on Divestitures (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Divestitures [Line Items]
Selling Expense	R$ 4,399,936	R$ 4,383,163	R$ 4,719,811
PT Portugal SGPS, S.A. ("PT Portugal")
Divestitures [Line Items]
Allowance for loss			3,800,000
Selling Expense			1,300,000
Revenue related to cash proceeds received directly by the Company			700,000
Gain on cumulative foreign exchange differences			500,000
Actuarial losses from pensions and postretirement benefits plans			R$ 700,000